Condensed financial statements of the parent company only - Condensed Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-interest income
Banking	$ 43,772	$ 39,342	$ 35,221
Foreign exchange revenue	32,222	30,606	31,896
Other non-interest income	4,035	3,476	4,359
Total non-interest income	157,825	147,473	140,172
Interest income
Interest and fees on loans	187,020	188,000	186,486
Deposits with banks	17,178	9,759	6,517
Total interest income	305,629	274,929	262,581
Interest expense
Deposits	10,931	11,831	18,446
Long-term debt	4,954	4,500	4,861
Securities sold under repurchase agreements	0	118	8
Total interest expense	15,885	16,449	23,315
Net interest income before provision for credit losses	289,744	258,480	239,266
Provision for credit losses	5,837	(4,399)	(5,741)
Net interest income after provision for credit losses	295,581	254,081	233,525
Net trading gains (losses)	511	715	(562)
Net realized gains (losses) on available-for-sale investments	4,186	1,546	(4,407)
Net gains (losses) on other real estate owned	(2,383)	(440)	277
Net other gains (losses)	(1,045)	(807)	338
Total other gains (losses)	1,269	1,014	(9,437)
Total net revenue	454,675	402,568	364,260
Non-interest expense
Salaries and other employee benefits	153,228	139,967	134,917
Technology and communications	53,999	57,441	57,069
Professional and outside services	27,181	18,851	27,638
Property	19,878	21,043	21,539
Indirect taxes	18,050	16,352	13,882
Marketing	5,739	4,513	3,919
Amortization of intangible assets	4,210	4,514	4,424
Restructuring costs	1,772	6,266	2,183
Other expenses	16,279	16,952	19,674
Total non-interest expense	300,336	285,899	285,245
Net income	153,252	115,942	77,739
Other comprehensive income (loss), net of taxes	15,628	(54,183)	(12,977)
Total comprehensive income	168,880	61,759	64,762
Bank of N.T. Butterfield & Son Ltd
Non-interest income
Banking	22,836	21,984	19,193
Foreign exchange revenue	11,623	11,174	11,789
Other non-interest income	4,570	3,516	4,671
Total non-interest income	105,089	83,274	71,879
Interest income
Interest and fees on loans	118,092	123,370	117,124
Investments	61,928	44,745	39,987
Deposits with banks	10,661	6,293	1,600
Total interest income	190,681	174,408	158,711
Interest expense
Deposits	5,011	6,882	7,947
Long-term debt	4,955	4,500	4,861
Securities sold under repurchase agreements	0	118	8
Total interest expense	9,966	11,500	12,816
Net interest income before provision for credit losses	180,715	162,908	145,895
Provision for credit losses	4,618	(7,263)	(3,624)
Net interest income after provision for credit losses	185,333	155,645	142,271
Net trading gains (losses)	511	330	80
Net realized gains (losses) on available-for-sale investments	4,241	1,222	(2,841)
Net gains (losses) on other real estate owned	(2,416)	(287)	(543)
Net other gains (losses)	258	(325)	19
Total other gains (losses)	2,594	940	(3,285)
Total net revenue	293,016	239,859	210,865
Non-interest expense
Salaries and other employee benefits	80,294	69,770	60,132
Technology and communications	33,051	34,033	34,879
Professional and outside services	20,685	9,379	19,043
Property	6,438	5,983	5,929
Indirect taxes	12,900	10,562	8,577
Marketing	3,384	2,138	1,730
Amortization of intangible assets	169	113	0
Restructuring costs	0	117	0
Other expenses	4,351	5,373	8,017
Total non-interest expense	161,272	137,468	138,307
Net income before equity in undistributed earnings of subsidiaries	131,744	102,391	72,558
Equity in undistributed earnings of subsidiaries	21,508	13,551	5,181
Net income	153,252	115,942	77,739
Other comprehensive income (loss), net of taxes	15,628	(54,183)	(12,977)
Total comprehensive income	168,880	61,759	64,762
Bank of N.T. Butterfield & Son Ltd | Banks
Non-interest income
Dividends from subsidiaries	50,000	40,000	36,226
Bank of N.T. Butterfield & Son Ltd | Customers
Non-interest income
Dividends from subsidiaries	$ 16,060	$ 6,600	$ 0